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February 5, 2024



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust XIV
     (File Nos. 333-71813 and 811-09223)
     CIK No. 0001077452

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectuses relating to Pioneer Emerging Markets Equity Fund, Pioneer Intrinsic Value Fund and Pioneer Strategic Income Fund (the "Funds"), each a series of Pioneer Series Trust XIV
(the "Trust"), which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 50 to the Trust's registration statement on Form N-1A, filed electronically on January 25, 2024 (Accession No. 0001193125-24-015285).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
    ---------------------
    Thomas Reyes
    Assistant Secretary


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820